Current and long-term debt - Schedule of drawdowns (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
2017 Credit Facility [Member] | Vessels [member] | STI Jardins [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns	$ 21.5